Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.0%
Transamerica Variable International Equity (A) (B)	6,237	$ 113,550

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	531	11,369

U.S. Equity Funds - 7.8%
Transamerica Variable Large Growth (A) (B)	1,210	170,480
Transamerica Variable Large Value Opportunities (A) (B)	2,091	162,984
Transamerica Variable Small Cap Core (A) (B)	2,684	107,216

		440,680

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 90.1%
Transamerica Variable High Quality Bond (A) (B)	50,657	$ 898,752
Transamerica Variable High Yield Bond (A) (B)	16,812	542,129
Transamerica Variable Inflation-Protected Securities (A) (B)	32,513	926,988
Transamerica Variable Intermediate Bond (A) (B)	54,667	2,753,644

		5,121,513

Total Investment Companies (Cost $5,375,158)		5,687,112

Total Investments (Cost $5,375,158)		5,687,112
Net Other Assets (Liabilities) - (0.1)%		(4,433)

Net Assets - 100.0%		$ 5,682,679

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,687,112	$—	$—	$5,687,112

Total Investments	$5,687,112	$—	$—	$5,687,112

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$17,503	$540,879	$(547,018)	$7	$(2)	$11,369	531	$—	$—
Transamerica Variable High Quality Bond	951,208	24,389	(42,873)	1,070	(35,042)	898,752	50,657	—	—
Transamerica Variable High Yield Bond	626,823	36,102	(26,155)	5,844	(100,485)	542,129	16,812	—	—
Transamerica Variable Inflation-Protected Securities	948,190	24,104	(42,973)	(858)	(1,475)	926,988	32,513	—	—
Transamerica Variable Intermediate Bond	2,794,930	65,996	(128,314)	23,032	(2,000)	2,753,644	54,667	—	—
Transamerica Variable International Equity	128,203	23,114	(4,963)	(260)	(32,544)	113,550	6,237	—	—
Transamerica Variable Large Growth	193,740	15,661	(22,557)	11,986	(28,350)	170,480	1,210	—	—
Transamerica Variable Large Value Opportunities	194,034	28,767	(7,677)	2,906	(55,046)	162,984	2,091	—	—
Transamerica Variable Small Cap Core	122,826	37,862	(4,773)	381	(49,080)	107,216	2,684	—	—

Total	$5,977,457	$796,874	$(827,303)	$44,108	$(304,024)	$5,687,112	167,402	$—	$—

(B)	Non-income producing securities.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.9%
Transamerica Variable International Equity (A) (B)	91,212	$ 1,660,637

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	1,636	35,005

U.S. Equity Funds - 38.1%
Transamerica Variable Large Growth (A) (B)	15,034	2,118,517
Transamerica Variable Large Value Opportunities (A) (B)	24,511	1,910,470
Transamerica Variable Small Cap Core (A) (B)	31,874	1,273,071

		5,302,058

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 49.8%
Transamerica Variable High Quality Bond (A) (B)	62,490	$ 1,108,693
Transamerica Variable High Yield Bond (A) (B)	25,484	821,775
Transamerica Variable Inflation-Protected Securities (A) (B)	56,891	1,622,046
Transamerica Variable Intermediate Bond (A) (B)	67,041	3,376,930

		6,929,444

Total Investment Companies (Cost $12,881,106)		13,927,144

Total Investments (Cost $12,881,106)		13,927,144
Net Other Assets (Liabilities) - (0.0)% (C)		(1,065)

Net Assets - 100.0%		$ 13,926,079

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$13,927,144	$—	$—	$13,927,144

Total Investments	$13,927,144	$—	$—	$13,927,144

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$42,092	$2,295,847	$(2,302,949)	$19	$(4)	$35,005	1,636	$—	$—
Transamerica Variable High Quality Bond	1,226,721	59,491	(134,089)	2,403	(45,833)	1,108,693	62,490	—	—
Transamerica Variable High Yield Bond	967,845	44,617	(38,911)	24,609	(176,385)	821,775	25,484	—	—
Transamerica Variable Inflation-Protected Securities	1,892,579	87,749	(351,363)	(1,270)	(5,649)	1,622,046	56,891	—	—
Transamerica Variable Intermediate Bond	3,814,156	178,472	(649,186)	123,911	(90,423)	3,376,930	67,041	—	—
Transamerica Variable International Equity	1,877,217	381,722	(72,368)	6,498	(532,432)	1,660,637	91,212	—	—
Transamerica Variable Large Growth	2,705,467	105,968	(461,531)	303,579	(534,966)	2,118,517	15,034	—	—
Transamerica Variable Large Value Opportunities	2,617,221	105,968	(94,205)	65,390	(783,904)	1,910,470	24,511	—	—
Transamerica Variable Small Cap Core	1,546,890	397,374	(57,041)	35,041	(649,193)	1,273,071	31,874	—	—

Total	$16,690,188	$3,657,208	$(4,161,643)	$560,180	$(2,818,789)	$13,927,144	376,173	$—	$—

(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 17.1%
Transamerica Variable International Equity (A) (B)	239,022	$ 4,351,698

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	3,237	69,243

U.S. Equity Funds - 52.5%
Transamerica Variable Large Growth (A) (B)	38,288	5,395,277
Transamerica Variable Large Value Opportunities (A) (B)	63,259	4,930,561
Transamerica Variable Small Cap Core (A) (B)	76,260	3,045,876

		13,371,714

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 30.2%
Transamerica Variable High Quality Bond (A) (B)	28,997	$ 514,469
Transamerica Variable High Yield Bond (A) (B)	32,069	1,034,088
Transamerica Variable Inflation-Protected Securities (A) (B)	77,134	2,199,199
Transamerica Variable Intermediate Bond (A) (B)	78,432	3,950,682

		7,698,438

Total Investment Companies (Cost $20,936,642)		25,491,093

Total Investments (Cost $20,936,642)		25,491,093
Net Other Assets (Liabilities) - (0.1)%		(22,475)

Net Assets - 100.0%		$ 25,468,618

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$25,491,093	$—	$—	$25,491,093

Total Investments	$25,491,093	$—	$—	$25,491,093

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$67,123	$4,327,296	$(4,325,205)	$31	$(2)	$69,243	3,237	$—	$—
Transamerica Variable High Quality Bond	582,829	65,412	(115,262)	5,004	(23,514)	514,469	28,997	—	—
Transamerica Variable High Yield Bond	1,206,935	61,503	(49,033)	32,040	(217,357)	1,034,088	32,069	—	—
Transamerica Variable Inflation-Protected Securities	2,666,810	135,304	(598,477)	25,254	(29,692)	2,199,199	77,134	—	—
Transamerica Variable Intermediate Bond	4,506,463	230,633	(836,590)	199,357	(149,181)	3,950,682	78,432	—	—
Transamerica Variable International Equity	5,361,671	670,765	(201,719)	71,944	(1,550,963)	4,351,698	239,022	—	—
Transamerica Variable Large Growth	6,891,243	299,824	(1,161,086)	900,274	(1,534,978)	5,395,277	38,288	—	—
Transamerica Variable Large Value Opportunities	6,690,651	299,824	(251,634)	139,202	(1,947,482)	4,930,561	63,259	—	—
Transamerica Variable Small Cap Core	4,007,912	743,521	(146,875)	50,060	(1,608,742)	3,045,876	76,260	—	—

Total	$31,981,637	$6,834,082	$(7,685,881)	$1,423,166	$(7,061,911)	$25,491,093	636,698	$—	$—

(B)	Non-income producing securities.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

1. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding Transamerica Variable Funds (“TVF”) subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts, own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at March 31, 2020, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Transamerica Funds (each, a “Fund” and collectively, the “Funds”). The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Funds’ Notes to Schedules of Investments. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investment as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investment and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Asset Allocation Variable Funds	Page 1